Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases	As of December 31, 2021, future minimum payments under non-cancelable agreements consist of the following,

Operating commitments
RMB
2022	8,033
2023	4,999
2024	1,127
2025 and thereafter	225

14,384

Schedule of Capital And Other Commitments	As of December 31, 2021, capital expenditures contracted for are analyzed as follows:

Capital commitments
RMB
Construction in progress	59,612
Investments	30,000

89,612